Fair Value Measurements (Details) - Schedule of Assumptions Used in Estimating the Fair Value	Jun. 30, 2024	Dec. 21, 2023
Earnout Liability [Member] | Stock price [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Measurement inputs	1.64	10.66
Earnout Liability [Member] | Expected volatility [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Measurement inputs	65	50
Earnout Liability [Member] | Risk-free rate [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Measurement inputs	4.2	3.9
Earnout Liability [Member] | Contractual term [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Measurement inputs	7.5	8
PIPE Make-Whole Liability [Member] | Stock price [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Measurement inputs	1.85	10.17
PIPE Make-Whole Liability [Member] | Expected volatility [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Measurement inputs	53	49
PIPE Make-Whole Liability [Member] | Risk-free rate [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Measurement inputs	5.5	5.4
PIPE Make-Whole Liability [Member] | Contractual term [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Measurement inputs	1.4	4